UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 8/31/13

Item 1.  Reports to Stockholders.

AIS Tactical Asset Allocation Portfolio

Class A Shares (Symbol: TAPAX)

Class C Shares (Symbol: TAPCX)

Class I Shares (Symbol: TAPIX)

Semi-Annual Report

August 31, 2013

1-855-754-7936

www.aisgroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

187 Danbury Road,  Wilton, CT 06897

t: 203.563.1180  info@aisgroup.com

f: 203.563.1186  www.aisgroup.com

Dear Fellow Shareholders:

We are pleased to present you with the AIS Tactical Asset Allocation Portfolio (TAAP) Fund Semi-Annual Report. TAAP’s six month return through the period ending August 31, 2013 was -10.69% (class A share).

Our investment strategy encompasses fundamental macro-economic research, individual company research and technical research with an emphasis on relative performance of asset classes. The primary objective of the TAAP strategy is conservative long-term growth of capital and preservation of purchasing power.

TAAP’s performance was primarily affected effected by the correction in gold which began in April of 2013. AIS believes some possible reasons why the price of gold may have declined include:

•

India raised its gold import tax from 4% to 6%.

•

Germany demanded that Cyprus sell part of its gold holdings to alleviate its debt burden.

•

Anticipation of potential Federal Reserve Bank ‘tapering’ its bond purchases.

•

Government intervention or manipulation of gold price in order to depress inflation expectations.

Despite the price decline in gold during that time period, TAAP continues to hold the largest allocation in the TAAP portfolio (80%). Gold prices reached a low in late June and appeared to be in a base-building process that began in mid-April. This base building process is now approximately 25 weeks in duration. AIS believes it has many of the characteristics of the stock market basing process from mid-October 2008 through March 2009 and the pause in the 1960s-1980 bull market in gold during the mid-1970-s. After basing in the mid-1970s, gold rose over seven times from its intermediate correction low to its peak in 1980.

Similar to the gold stock correction in the mid-1970s, whereby gold stocks retraced almost all of their gain from the late 1960s and left those investors totally disillusioned, today’s gold investors are equally dismayed by the price action of gold over the last two years. After the price of gold completed its correction in 1976, it commenced one of its greatest bull markets in history. Neither we, nor anyone else, know what the ultimate high in gold will be. AIS believes the weight of evidence strongly argues that the factors which have supported rising gold prices since 2001 are still very much in place. Among others, rising government debt, historically low real interest rates, and physical gold buying by both governments and Asian private citizens are strong underlying factors for a potential continuation of the long-term gold bull market. Furthermore, the peak in prices in September 2011, in AIS’s view, did not come close to resembling a major bull market peak. Before gold’s price advance is over, we expect the predominant attitude of skepticism may be replaced by widely evident greed and euphoria towards owning gold.

The equity portion of TAAP continues to focus primarily on companies that we believe may benefit from the relative growth in the developing world. In particular, energy and energy service companies continue to be emphasized.

Thank you for being a TAAP fund shareholder. Sincerely,

John Hummel President

AIS Capital Management, LLC  www.aismutualfunds.com

Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Tactical Asset Allocation Portfolio Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. Standard & Poor’s 500 Index (‘S&P 500’) is a basket of 500 stocks considered to be widely held. The index is weighted by market value, and its performance is thought to be representative of the stock market as a whole. 2362-NLD-10/04/2013

AIS Tactical Asset Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
August 31, 2013

The Fund's performance figures* for the period ending August 31, 2013, compared to its benchmarks:
			Since Inception
	Six Months	One Year	May 1, 2012
AIS Tactical Asset Allocation Portfolio - Class A	(10.69)%	(14.41)%	(11.81)%
AIS Tactical Asset Allocation Portfolio - Class A with load **	(15.85)%	(19.31)%	(15.64)%
AIS Tactical Asset Allocation Portfolio - Class C ***	(10.96)%	(14.95)%	(10.52)%
AIS Tactical Asset Allocation Portfolio - Class I	(10.57)%	(14.12)%	(11.65)%
S&P 500 Total Return Index ****	8.95%	18.70%	14.47%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7936

** Class A with load total return is calculated using the maximum sales charge of 5.75%.
*** Inception date is June 20, 2012 for Class C shares.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Top Ten Holdings by Sector		% of Net Assets
Oil & Gas		4.1%
Oil & Gas Services		4.1%
Engineering & Construction		2.0%
Retail		1.1%
Machinery-Diversified		1.1%
Hand/Machine Tools		1.1%
Chemicals		1.0%
Mining		0.9%
Coal		0.7%
Machinery-Construction & Mining		0.6%
Other Assets, Cash & Cash Equivalents		83.3%
		100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares		Value

	COMMON STOCK - 17.0%
	CHEMICALS - 1.0%
775	Potash Corp. of Saskatchewan, Inc.	$ 22,971
790	Sociedad Quimica y Minera de Chile SA - ADR	20,469
		43,440
	COAL - 0.7%
1,788	Peabody Energy Corp.	30,754

	ENGINEERING & CONSTRUCTION - 2.0%
2,070	ABB Ltd. - ADR	44,319
1,388	KBR Inc.	41,446
		85,765
	HAND/MACHINE TOOLS - 1.1%
763	Lincoln Electric Holdings, Inc.	47,710

	IRON/STEEL - 0.3%
666	Cliffs Natural Resources, Inc.	13,899

	MACHINERY-CONSTRUCTION & MINING - 0.6%
498	Joy Global, Inc.	24,462

	MACHINERY-DIVERSIFIED - 1.1%
832	Wabtec Corp.	48,689

	MINING - 0.9%
2,103	Cameco Corp.	40,041

	OIL & GAS - 4.1%
515	Anadarko Petroleum Corp.	47,081
771	Ensco PLC	42,837
6,187	Parker Drilling Co. *	35,513
812	Transocean Ltd.	36,645
827	Ultra Petroleum Corp. *	17,119
		179,195
	OIL & GAS SERVICES - 4.1%
317	Core Laboratories NV	48,029
489	Dril-Quip, Inc. *	49,883
474	Geospace Technologies Corp. *	33,066
596	Oceaneering International, Inc.	46,238
		177,216
	RETAIL - 1.1%
403	Tractor Supply Co.	49,315

	TOTAL COMMON STOCK (Cost - $771,398)	740,486

	SHORT-TERM INVESTMENTS - 62.5%
	MONEY MARKET FUND - 62.5%
2,726,598	HighMark Treasury Plus Money Market Fund, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,726,598)	2,726,598

	TOTAL INVESTMENTS - 79.5% (Cost - $3,497,996) (b)	$ 3,467,084
	OTHER ASSETS LESS LIABILITIES - 20.5%	891,573
	NET ASSETS - 100.0%	$ 4,358,657

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013

		ADR - American Depositary Receipt.
	*	Non-Income producing security.
	(a)	Money market fund; interest rate reflects seven-day effective yield on August 31, 2013.
	(b)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,498,695 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$ 71,016
				Unrealized Depreciation:		(102,627)
				Net Unrealized Depreciation:		$ (31,611)

LONG FUTURES CONTRACTS
No. of Contracts		Name	Contract Size	Expiration	Notional Value at August 31, 2013	Unrealized Appreciation
25		Gold 100oz Future	100.00	Dec-13	$ 3,490,250	$ 273,321
2		Mini Gold Future	33.20	Dec-13	92,701	7,337
		TOTAL LONG FUTURES CONTRACTS			$ 3,582,951	$ 280,658

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2013

ASSETS
Investment securities:
At cost	$ 3,497,996
At value	$ 3,467,084
Deposits for Future Contracts	922,407
Receivable due from Advisor	14,932
Dividends and interest receivable	861
Prepaid expenses and other assets	16,096
TOTAL ASSETS	4,421,380

LIABILITIES
Payable for futures variation margin	43,109
Payable for securities purchased	7,172
Fees payable to other affiliates	5,890
Distribution (12b-1) fees payable	1,272
Accrued expenses and other liabilities	5,280
TOTAL LIABILITIES	62,723
NET ASSETS	$ 4,358,657

Composition of Net Assets:
Paid in capital	5,276,132
Accumulated net investment loss	(48,819)
Accumulated net realized loss from investments and futures contacts	(1,118,402)
Net unrealized appreciation of investments and future contracts	249,746
NET ASSETS	$ 4,358,657

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 2,408,166
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	285,197
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 8.44
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$ 8.95

Class C Shares:
Net Assets	$ 924,279
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	110,474
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 8.37

Class I Shares:
Net Assets	$ 1,026,212
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	121,311
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 8.46

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $100,000 or more, the offering price is reduced.

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2013

INVESTMENT INCOME
Dividends (Foreign withholding taxes $162)	$ 5,025
Interest	166
TOTAL INVESTMENT INCOME	5,191

EXPENSES
Transfer agent fees	27,363
Advisory fees	24,820
Administrative services fees	19,255
Registration fees	14,849
Legal Fee	12,632
Accounting services fees	12,280
Compliance officer fees	10,007
Audit Fee	9,497
Distribution (12b-1) fees:
Class A	3,021
Class C	5,487
Printing and postage expenses	5,979
Custodian fees	2,854
Trustees fees and expenses	2,507
Insurance expense	56
Other expenses	1,003
TOTAL EXPENSES	151,610

Less: Fees waived and reimbursed by the Advisor	(112,119)

NET EXPENSES	39,491

NET INVESTMENT LOSS	(34,300)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Security transactions	(17,523)
Futures contracts	(1,123,838)
Net Realized Loss	(1,141,361)

Net change in unrealized appreciation/(depreciation) on:
Investments	(33,348)
Futures contracts	591,988
Net Change in Appreciation / (Depreciation)	558,640

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(582,721)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (617,021)

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period May 1, 2012
	August 31, 2013	through
	(Unaudited)	February 28, 2013 (a)
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (34,300)	$ (35,867)
Net realized gain (loss) on investments and futures contracts	(1,141,361)	56,378
Net change in unrealized appreciation (depreciation) on investments and futures contracts	558,640	(308,894)
Net Decrease in net assets resulting from operations	(617,021)	(288,383)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	-	(4,351)
Class C	-	(2,140)
Class I	-	(5,580)
Total distributions to shareholders	-	(12,071)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	206,099	2,644,336
Class C	207,488	1,168,289
Class I	53,487	3,010,766
Net asset value of shares issued in reinvestment of distributions:
Class A	-	4,316
Class C	-	2,140
Class I	-	5,356
Redemption fee proceeds:
Class A	1	-
Payments for shares redeemed:
Class A	(47,317)	(1,246)
Class C	(262,756)	(30)
Class I	(1,575,332)	(139,465)
Net increase (decrease) from shares of beneficial interest transactions	(1,418,330)	6,694,462

NET INCREASE (DECREASE) IN NET ASSETS	(2,035,351)	6,394,008

NET ASSETS
Beginning of Period	6,394,008	-
End of Period *	$ 4,358,657	$ 6,394,008
*Includes accumulated net investment loss of:	$ (48,819)	$ (14,519)

SHARE ACTIVITY
Class A:
Shares Sold	22,525	267,750
Shares Reinvested	-	444
Shares Redeemed	(5,397)	(125)
Net increase in shares of beneficial interest outstanding	17,128	268,069

Class C: (a)
Shares Sold	23,199	119,974
Shares Reinvested	-	221
Shares Redeemed	(32,917)	(3)
Net increase (decrease) in shares of beneficial interest outstanding	(9,718)	120,192

Class I:
Shares Sold	6,007	302,191
Shares Reinvested	-	550
Shares Redeemed	(173,151)	(14,286)
Net increase (decrease) in shares of beneficial interest outstanding	(167,144)	288,455

(a)	The AIS Tactical Asset Allocation Portfolio commenced operations on May 1, 2012. Class C shares commenced operation on
June 20, 2012.

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A			Class C
	Six Months Ended			Six Months Ended
	August 31, 2013	Period Ended		August 31, 2013	Period Ended
	(Unaudited)	February 28, 2013 (1)		(Unaudited)	February 28, 2013 (2)

Net asset value, beginning of period	$ 9.45	$ 10.00		$ 9.40	$ 9.58

Loss from investment operations:
Net investment loss (3)	(0.06)	(0.11)		(0.09)	(0.14)
Net realized and unrealized loss on investments	(0.95)	(0.42)		(0.94)	(0.02)
Total from investment operations	(1.01)	(0.53)		(1.03)	(0.16)

Less distributions from:
Net realized gains	-	(0.02)	(4)	-	(0.02)
Total distributions	-	(0.02)		-	(0.02)

Net asset value, end of period	$ 8.44	$ 9.45		$ 8.37	$ 9.40

Total return (4,5)	(10.69)%	(5.32)%		(10.96)%	(1.69)%

Net assets, at end of period (000s)	$ 2,408	$ 2,534		$ 924	$ 1,130

Ratio of net expenses to average net assets (6,7,8)	1.50%	1.50%		2.25%	2.25%
Ratio of gross expenses to average net assets (7,8)	5.81%	9.71%		6.56%	10.68%
Ratio of net investment loss to average net assets (7,8)	(1.29)%	(1.33)%		(2.04)%	(2.07)%

Portfolio Turnover Rate (5)	0%	216%		0%	216%

(1)	The Fund's Class A shares commenced operations on May 1, 2012.
(2)	The Fund's Class C Shares commenced operations on June 20, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	August 31, 2013	Period Ended
	(Unaudited)	February 28, 2013 (1)
Net asset value, beginning of period	$ 9.46	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.05)	(0.09)
Net realized and unrealized loss on investments	(0.95)	(0.43)
Total from investment operations	(1.00)	(0.52)

Less distributions from:
Net realized gains	-	(0.02)
Total distributions	-	(0.02)

Net asset value, end of period	$ 8.46	$ 9.46

Total return (3,4)	(10.57)%	(5.22)%

Net assets, at end of period (000s)	$ 1,026	$ 2,729

Ratio of net expenses to average net assets (5,6,7)	1.25%	1.25%
Ratio of gross expenses to average net assets (6,7)	5.56%	11.23%
Ratio of net investment loss to average net assets (6,7)	(1.04)%	(1.05)%

Portfolio Turnover Rate (4)	0%	216%

(1)	The Fund's Class I shares commenced operations on May 1, 2012.
(2)		Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)		Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4) Not annualized.
(5)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7)		The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to finical statements.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2013

1.

ORGANIZATION

The AIS Tactical Asset Allocation Portfolio (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is conservative long-term growth of capital and preservation of purchasing power.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value (“NAV”) without an initial sales charge.  All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 740,486	$ -	$ -	$ 740,486
Short-Term Investment	2,726,598	-	-	2,726,598
Derivatives
Futures **	280,658	-	-	280,658
Total Assets:	$ 3,747,742	$ -	$ -	$ 3,747,742

* Refer to the Consolidated Portfolio of Investments for industry classification.

** Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries - The consolidated financial statements of the Fund include the accounts of AIS Fund Limited (“AIS Ltd.”), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in AIS Ltd. which acts as an investment vehicle in order to effect certain investments consistent with Fund’s investment objectives and policies. The subsidiary commenced operations on May 3, 2012 and is incorporated in the Cayman Islands an exempted company with limited liability.

A summary of the Fund’s investment in AIS Ltd. is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2013	% of Fund Net Assets at August 31, 2013
AIS Ltd.	5/3/2012	$ 879,298	20.17%

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2012 and for the open period 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AIS Ltd. is an exempted Cayman investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AIS Ltd. is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, AIS Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

Cash and Cash Equivalents – A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents. To the extent the Fund invests in any debt securities when implementing its cash management strategy, it will only invest in investment-grade debt instruments with a maturity of 24 months or less. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid assets having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended August 31, 2013 the Fund had a net realized loss of 1,123,838 and unrealized appreciation of 591,988.

The derivative instruments as of August 31, 2013 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended August 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities and Futures, amounted to $0 and $433,830 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. AIS Capital management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets for the six months ended August 31, 2013 the Advisor earned advisory fees of $24,820.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (AIS-CFC) or extraordinary expenses such as litigation) will not exceed 1.50%, 2.25% and 1.25% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended the Fund reimbursed/waived $112,119 in expenses/fees. As of August 31, 2013 the Advisor may recapture $237,985 and $112,119 through February 29, 2016 and February 28, 2017, respectively.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended August 31, 2013, pursuant to the Plan, Class A and Class C shares paid $3,021 and $5,487, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor is an affiliate of GFS. During the six months ended August 31, 2013, the Distributor received $10,272 in underwriting commissions for sales of Class A shares, of which $432 was retained by the principal underwriter.

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $1,000 additional fee per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Advisor and affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. During the six months ended August 31, 2013 the Fund assed a short-term redemption fee of $1 on Class A.

6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in HighMark Treasury Plus Money Market Fund. The Fund’s objective is conservative long-term growth of capital and preservation of purchasing power.  The Fund may redeem its investment from the HighMark Treasury Plus Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the HighMark Treasury Plus Money Market.  The financial statements of the HighMark Treasury Plus Money Market Fund, including the portfolio of investments, can be found at HighMark Funds website www.highmarkfunds.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of August 31, 2013 the percentage of the Funds’ net assets invested in the HighMark Treasury Plus Money Market Fund was 62.5%.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following year was as follows:

Fiscal Year Ended
February 28, 2013
Ordinary Income	$ 12,071
Long-Term Capital Gain	-
$ 12,071

The difference between the book basis and tax basis character of distributions as of February 28, 2013 is primarily attributable to the tax treatment of short-term capital gains.

As of February 28, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other		Unrealized	Total
Ordinary	Long-Term	Book/Tax	Late Year	Appreciation/	Accumulated
Income	Gains	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$ 111,879	$ -	$ (399,413)	$ (14,657)	$ 1,737	$ (300,454)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustment for Fund’s wholly-owned and controlled subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $14,657.

AIS Tactical Asset Allocation Portfolio

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

Permanent book and tax differences, primarily attributable to net operating losses and adjustment related to grantor trust, resulted in reclassification for the period ended February 28, 2013 as follows: a decrease in accumulated net investment loss of $21,348; and a decrease in accumulated net realized gain from security transactions of $21,348.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AIS Tactical Asset Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

August 31, 2013

As a shareholder of the AIS Tactical Asset Allocation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AIS Tactical Asset Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 and ending August 31, 2013.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the AIS Tactical Asset Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Actual
Expenses		3/1/13	8/31/2013	3/1/13 – 8/31/13
Class A	1.50%	$ 1,000.00	$ 893.10	$ 7.16
Class C	2.25%	$ 1,000.00	$ 890.40	$ 10.72
Class I	1.25%	$ 1,000.00	$ 894.30	$ 5.97
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical ***
(5% return before expenses)		3/1/13	8/31/2013	3/1/13 – 8/31/13
Class A	1.50%	$ 1,000.00	$ 1,017.64	$ 7.63
Class C	2.25%	$ 1,000.00	$ 1,013.86	$ 11.42
Class I	1.25%	$ 1,000.00	$ 1,018.90	$ 6.36

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of   days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the AIS Tactical Asset Allocation Portfolio (the “Fund”) and AIS Capital Management, LLC (“AIS Capital”).

In advance of the January 23, 2012, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to AIS Capital (including due diligence questionnaires completed by AIS Capital, bibliographic information regarding AIS Capital’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by AIS Capital, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by AIS Capital related to the proposed Investment Advisory Agreement with the Trust, including, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of AIS Capital’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered AIS Capital’s specific responsibilities in all aspects of day-to-day management of the Fund. Additionally, the Board received satisfactory responses from representatives of AIS with respect to a series of important questions, including: whether AIS Capital was involved in any lawsuits or pending regulatory actions; whether AIS Capital’s management of other accounts would conflict with its management of the Fund; and whether AIS Capital has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by AIS Capital of its practices for monitoring compliance with the Fund’s investment limitations, noting that AIS Capital would periodically review the portfolio managers’ performance of their duties to ensure compliance under AIS’s compliance program.  The Board then reviewed the capitalization of AIS Capital based on information provided by and representations made by AIS Capital and discussed such with AIS Capital.  The Board concluded that AIS Capital was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds, however, the Board requested that AIS Capital provide additional financial information to the Board and the Trust’s officers supporting representations made by AIS at the Meeting as to AIS’ financial condition.

The Board concluded that AIS Capital had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AIS Capital to the Fund were satisfactory and reliable.

Performance.  The Board considered AIS’s past performance as well as other factors relating to AIS’s track record.  The Trustees reviewed the performance of AIS Capital’s composite track record for its strategies applicable to the Fund.  The Board concluded that AIS was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by AIS, the Board reviewed and discussed a comparison of the fund’s management fee and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group of funds constructed by AIS Capital with similar investment objectives and strategies and of similar size as the Fund. The Board also considered any fall-out benefits likely to accrue to AIS Capital or its affiliates from its relationship with the Fund.   The Board reviewed the contractual arrangements for the Fund, which stated that AIS Capital had agreed to waive or limit its management fee and/or reimburse expenses at least until June 30, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed do not exceed 1.50%, 2.25%, 1.25% and 1.50% of the Fund’s average net assets, for Class A, Class C, Class I and Class N shares, respectively and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of AIS Capital and the services to be provided to the Fund by AIS Capital, the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to AIS Capital with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and selected financial information provided by AIS Capital.  With respect to AIS Capital, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from AIS Capital’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed AIS Capital’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from AIS Capital as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how each Fund’s voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7936 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7936.

INVESTMENT ADVISOR

AIS Capital Management LLC

187 Danbury Road, Suite 201

Wilton, Connecticut 06897

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr, Suite 110.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

11/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date  11/8/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/8/13